UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549
				  FORM 13F
			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment       [ ]	Amendment Number:

This Amendment                [ ]	is a restatement
                              [ ]  	adds new holding entries

Institutional Investment Manager Filing this Report:

Name:        First Mercantile Trust Company
Address:     57 Germantown Court Suite 400
             Cordova, TN  38018


13F File Number: 028-10498

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:	 CARLA J REYNOLDS
Title: 	 Chief Compliance Officer
Phone:	 901-753-9080
Signature, Place, and Date of Signing:

/s/ Carla J. Reynolds       Cordova, TN       10/31/05

Report Type     (Check only one):
[ ]            13F	HOLDINGS REPORT

[X]            13F	NOTICE

[ ]            13F	COMBINATION REPORT


List of Other managers reporting for this manager:

028-04696 SunTrust Banks, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	    0
Form 13F Information Table Entry Total:	    0
Form 13F Information Table Value Total:	    $0 (x1000)


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